Note 4 - Change in Significant Accounting Policies and Disclosure Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 6,768	$ 7,139	[1]	$ 6,967		$ 6,967	[1]
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities	(2,759)	(172)	[2]		[2]
Total lease liabilities	239	349		263
Increase (decrease) due to voluntary changes in accounting policy [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources		7,139				6,967
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities		(172)		$ 0
Total lease liabilities		$ 349				$ 0
IFRS 6 [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources	6,768
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities	(2,759)
Total lease liabilities	$ 239

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[2]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.